LEASES (Tables)	3 Months Ended
Mar. 31, 2019
LEASES
Schedule of component of lease expense and supplemental cash flow and balance sheet information

The components of lease expense were as follows:

March 31 2019
(thousands of dollars)
Operating lease cost	$40

Supplemental cash flow information related to leases was as follows:

Three Months Ended March 31, 2019
Cash paid for amounts included in lease liabilities:
(thousands of dollars)
Operating cash flows from operating leases	$39
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$569

Supplemental balance sheet information related to leases was as follows:

(thousands of dollars, except lease term and discount rate)	March 31, 2019
Operating Leases
Operating lease right-of-use assets	$569

Current portion of lease liabilities	$151
Operating lease liabilities—long term portion	424

Total operating lease liabilities	$575

		March 31, 2019
Weighted Average Remaining Lease Term	Operating leases	4.4 Years
Discount Rate	Operating leases	9.5%

Schedule of lease payments

	Lease payments by year (In thousands)	Operating Leases
	2019	$117
	2020	159
	2021	161
	2022	162
	2023	94

Maturities of lease liabilities are as follows:	Total lease payments	693
	Less imputed interest	(118)

	Total	$575